UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07896
                                                    -----------

                         GAMCO Global Series Funds, Inc.
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
            --------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: March 31, 2007
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

                              FIRST QUARTER REPORT
                                 MARCH 31, 2007

TO OUR SHAREHOLDERS,

      During the first quarter of 2007, The GAMCO Global Convertible Securities Fund (the "Fund") was up 3.29%, while the UBS Global Convertible Index and Morgan Stanley Capital International ("MSCI") World Free Index returned 3.01% and 2.50%, respectively.

      Enclosed is the investment portfolio as of March 31, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2007 (A)
                -------------------------------------------------

                                                                                                             Since
                                                                                                           Inception
                                                         Quarter  1 Year     3 Year    5 Year     10 Year  (2/3/94)
-------------------------------------------------------------------------------------------------------------------
  GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
    CLASS AAA........................................    3.29%      5.51%     9.10%     9.77%      6.89%     6.73%
  Merrill Lynch Global 300 Convertible Index.........    3.32      13.45      8.02      9.86       7.76      N/A*
  UBS Global Convertible Index.......................    3.01      14.86      8.92     10.51       9.21      8.19
  MSCI World Free Index..............................    2.50      15.44     14.63     10.39       7.86      8.39
  Class A............................................    3.10       5.35      9.08      9.75       6.89      6.73
                                                        (2.83)(b)  (0.71)(b)  6.96(b)   8.47(b)    6.27(b)   6.25(b)
  Class B............................................    2.94       4.78      8.24      8.93       6.41      6.36
                                                        (2.06)(c)  (0.22)(c)  7.37(c)   8.64(c)    6.41(c)   6.36(c)
  Class C............................................    2.89       4.74      8.31      8.97       6.49      6.42
                                                         1.89(d)    3.74(d)   8.31      8.97       6.49      6.42

THE GROSS EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 2.14%, 2.14%, 2.89%, AND 2.89%, RESPECTIVELY. THE NET EXPENSE RATIO FOR THESE SHARE CLASSES IS 2.02%, 2.02%, 2.77%, AND 2.77%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.
    THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON MAY 2, 2001, MARCH 28, 2001, AND NOVEMBER 26, 2001, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE UBS (FORMERLY WARBURG DILLON REED) GLOBAL CONVERTIBLE INDEX, THE MERRILL LYNCH GLOBAL 300 CONVERTIBLE INDEX, AND THE MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") WORLD FREE INDEX ARE UNMANAGED INDICATORS OF INVESTMENT PERFORMANCE. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, FIVE YEAR, TEN YEAR, AND SINCE INCEPTION PERIODS OF 5%, 5%, 3%, 2%, 0%, AND 0%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
* THERE IS NO DATA AVAILABLE FOR THE MERRILL LYNCH GLOBAL 300 CONVERTIBLE INDEX PRIOR TO DECEMBER 31, 1994.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
================================================================================

  PRINCIPAL                                        MARKET
   AMOUNT                                          VALUE
 ----------                                        ------

              CONVERTIBLE CORPORATE BONDS -- 82.0%
              AEROSPACE -- 2.4%
$  180,000    Lockheed Martin Corp., Cv.,
                5.110%, 08/15/33 (d)........... $   250,403
                                                -----------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.3%
15,000,000(b) Suzuki Motor Corp., Cv.,
                Zero Coupon, 03/29/13..........     147,976
20,000,000(b) Taiho Kogyo Co. Ltd., Cv.,
                Zero Coupon, 03/31/11..........     189,664
                                                -----------
                                                    337,640
                                                -----------
              BUSINESS SERVICES -- 7.4%
   100,000(c) Fugro NV, Cv.,
                2.375%, 04/27/10...............     216,030
   300,000    International Game Technology, Cv.,
                2.600%, 12/15/36 (a)...........     292,875
   520,000(c) Publicis Group SA, Cv.,
                0.750%, 07/17/08...............     258,024
                                                -----------
                                                    766,929
                                                -----------
              COMPUTER SOFTWARE AND SERVICES -- 8.6%
25,000,000(b) CSK Holdings Corp., Cv.,
                0.250%, 09/30/13...............     228,329
   500,000    Midway Games Inc., Cv.,
                6.000%, 09/30/25...............     476,250
20,000,000(b) Nomura Research Institute Ltd., Cv.,
                Zero Coupon, 03/31/14..........     186,269
                                                -----------
                                                    890,848
                                                -----------
              CONSUMER PRODUCTS -- 7.2%
   200,000    Church & Dwight Co. Inc., Deb. Cv.,
                5.250%, 08/15/33...............     336,500
   400,000    Eastman Kodak Co., Cv.,
                3.375%, 10/15/33...............     401,500
                                                -----------
                                                    738,000
                                                -----------
              ELECTRONICS -- 4.0%
   400,000    Edo Corp., Sub. Deb. Cv.,
                4.000%, 11/15/25...............     409,000
                                                -----------
              ENERGY AND UTILITIES -- 9.0%
   200,000    Scottish Power Finance Ltd.,
                Sub. Deb. Cv.,
                4.000%, 07/29/49 (d)...........     446,750
   400,000    Transocean Inc., Deb. Cv.,
                1.500%, 05/15/21...............     475,500
                                                -----------
                                                    922,250
                                                -----------
              EQUIPMENT AND SUPPLIES -- 3.6%
   200,000(c) Linde Finance BV, Cv.,
                1.250%, 05/05/09...............     371,536
                                                -----------
              FINANCIAL SERVICES -- 11.3%
   300,000    CompuCredit Corp., Cv.,
                5.875%, 11/30/35...............     273,375
   200,000    CompuCredit Corp., Cv.,
                3.625%, 05/30/25...............     203,250
   150,000    First Pacific Finance, Cv.,
                Zero Coupon, 01/18/10..........     281,438
   400,000    SLM Corp., Cv.,
                5.310%, 07/25/35 (d)...........     400,400
                                                -----------
                                                  1,158,463
                                                -----------
              FOOD AND BEVERAGE -- 4.2%
   400,000    Wild Oats Markets Inc., Cv. (STEP),
                3.250%, 05/15/34...............     436,000
                                                -----------
              HEALTH CARE -- 7.0%
   300,000    Edwards Lifesciences Corp., Cv.,
                3.875%, 05/15/33...............     315,000
   400,000    Medtronic Inc., Cv.,
                1.625%, 04/15/13 (a)...........     411,000
                                                -----------
                                                    726,000
                                                -----------

  PRINCIPAL                                        MARKET
   AMOUNT                                          VALUE
 ----------                                        ------

              RETAIL -- 6.4%
$  300,000    Kellwood Co., Deb. Cv. (STEP),
                3.500%, 06/15/34............... $   276,000
   400,000    Pier 1 Imports Inc., Cv. (STEP),
                6.375%, 02/15/36...............     383,500
                                                -----------
                                                    659,500
                                                -----------
              TELECOMMUNICATIONS -- 7.7%
   200,000    Harris Corp., Deb. Cv.,
                3.500%, 08/15/22...............     451,750
   400,000    XM Satellite Radio Holdings
                Inc., Cv.,
                1.750%, 12/01/09...............     347,000
                                                -----------
                                                    798,750
                                                -----------
              TOTAL CONVERTIBLE CORPORATE BONDS   8,465,319
                                                -----------
              CORPORATE BONDS -- 0.9%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.9%
   100,000    Federal-Mogul Corp.,
                7.500%, 01/15/09+ (e)..........      89,500
                                                -----------
    SHARES
    ------
              CONVERTIBLE PREFERRED STOCKS -- 17.1%
              BROADCASTING -- 2.6%
     6,000    Emmis Communications Corp.,
                6.250% Cv. Pfd., Ser. A........     267,810
                                                -----------
              FINANCIAL SERVICES -- 5.2%
     5,000    New York Community Capital Trust V,
                6.000% Cv. Pfd.................     246,250
     6,000    Sovereign Bancorp Inc.,
                4.375% Cv. Pfd.................     298,500
                                                -----------
                                                    544,750
                                                -----------
              HEALTH CARE -- 2.9%
     5,000    Schering-Plough Corp.,
                6.000% Cv. Pfd.................     294,250
                                                -----------
              METALS AND MINING -- 3.2%
       220    Freeport-McMoRan Copper
                & Gold Inc.,
                5.500% Cv. Pfd.................     335,610
                                                -----------
              TELECOMMUNICATIONS -- 3.2%
     7,000    Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B........     327,250
                                                -----------
              TOTAL CONVERTIBLE
                PREFERRED STOCKS ..............   1,769,670
                                                -----------
              TOTAL INVESTMENTS -- 100.0%
                (Cost $9,500,371).............. $10,324,489
                                                ===========
----------------
              Aggregate book cost.............. $ 9,500,371
                                                ===========
              Gross unrealized appreciation.... $   990,573
              Gross unrealized depreciation....    (166,455)
                                                -----------
              Net unrealized appreciation
                (depreciation) ................ $   824,118
                                                ===========
----------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the market value of the Rule 144A securities amounted to $703,875 or 6.82% of total investments. These securities have been deemed by the Board of Directors to be liquid.
(b)  Principal amount denoted in Japanese Yen.
(c)  Principal amount denoted in Euros.
(d) Floating rate security. The rate disclosed is that in effect at March 31, 2007.
(e)  Security is in default.
 +   Non-income producing security.
STEP Step coupon bond. The rate disclosed is that in effect at March 31, 2007.

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================
1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. GEOGRAPHIC DIVERSIFICATION.

                                         % OF
                                         MARKET        MARKET
                                         VALUE         VALUE
                                         -----         ------
North America......................       77.2%    $ 7,969,724
Europe.............................       10.9       1,127,027
Japan..............................        7.3         752,238
Latin America .....................        4.6         475,500
                                         -----     -----------
                                         100.0%    $10,324,489
                                         =====     ===========

                         GAMCO Global Series Funds, Inc.
                  THE GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                       John D. Gabelli
CHAIRMAN AND CHIEF                          SENIOR VICE PRESIDENT
EXECUTIVE OFFICER                           GABELLI & COMPANY, INC.
GAMCO INVESTORS, INC.

E. Val Cerutti                              Werner J. Roeder,  MD
CHIEF EXECUTIVE  OFFICER                    MEDICAL  DIRECTOR
CERUTTI CONSULTANTS, INC.                   LAWRENCE HOSPITAL

Anthony J. Colavita                         Anthonie C. van Ekris
ATTORNEY-AT-LAW                             CHAIRMAN
ANTHONY J. COLAVITA, P.C.                   BALMAC INTERNATIONAL, INC.

Arthur V. Ferrara                           Salvatore J. Zizza
FORMER CHAIRMAN AND                         CHAIRMAN
CHIEF EXECUTIVE OFFICER                     ZIZZA & CO., LTD.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

                                    OFFICERS

Bruce N. Alpert                             James E. McKee
PRESIDENT                                   SECRETARY

Agnes Mullady                               Peter D. Goldstein
TREASURER                                   CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Global Convertible Securities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB441Q107SR

                                                                           GAMCO




                                             THE
                                             GAMCO
                                             GLOBAL
                                             CONVERTIBLE
                                             SECURITIES
                                             FUND











                                                            FIRST QUARTER REPORT
                                                                  MARCH 31, 2007

                          THE GAMCO GLOBAL GROWTH FUND

                              FIRST QUARTER REPORT
                                 MARCH 31, 2007



TO OUR SHAREHOLDERS,

      During the first quarter of 2007, The GAMCO Global Growth Fund (the "Fund") was up 2.88%, while the Morgan Stanley Capital International All Country ("MSCI AC") World Index and the Lipper Global Multi-Cap Core Fund Average each appreciated by 2.58%.

      Enclosed is the investment portfolio as of March 31, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                       AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2007 (A)
                       -------------------------------------------------

                                                                                                             Since
                                                                                                           Inception
                                                    Quarter   1 Year      3 Year      5 Year      10 Year   (2/7/94)
--------------------------------------------------------------------------------------------------------------------
 GAMCO GLOBAL GROWTH FUND CLASS AAA (B)...........  2.88%      9.46%      12.65%       9.01%      11.07%    10.90%
 MSCI AC World Index..............................  2.58      16.42       15.97       11.64        8.37      8.72
 Lipper Global Multi-Cap Core Fund Average........  2.58      13.50       13.78       11.03        8.31      8.89
 Class A..........................................  2.88       9.46       12.65        9.02       11.08     10.92
                                                   (3.04)(c)   3.17(c)    10.45(c)     7.74(c)    10.43(c)  10.42(c)
 Class B..........................................  2.69       8.63       11.81        8.20       10.53     10.49
                                                   (2.31)(d)   3.63(d)    11.00(d)     7.91(d)    10.53(d)  10.49(d)
 Class C..........................................  2.65       8.61       11.79        8.20       10.49     10.46
                                                    1.65(e)    7.61(e)    11.79        8.20       10.49     10.46

 THE CURRENT EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 1.78%, 1.78%, 2.53%, AND 2.53%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON MARCH 2, 2000, MAY 5, 2000, AND MARCH 12, 2000, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS. THE MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY WORLD FREE INDEX (THE "MSCI AC WORLD FREE INDEX") IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER GLOBAL MULTI-CAP CORE FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
 (b) EFFECTIVE FEBRUARY 15, 2007, CLASS AAA SHARES ARE OFFERED ONLY TO INVESTORS WHO WERE SHAREHOLDERS IN ONE OR MORE OF THE REGISTERED FUNDS DISTRIBUTED BY GABELLI & COMPANY, INC. PRIOR TO FEBRUARY 15, 2007.
 (c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, FIVE YEAR, TEN YEAR, AND SINCE INCEPTION PERIODS OF 5%, 5%, 3%, 2%, 0%, AND 0%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
 (e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

              COMMON STOCKS -- 98.4%
              AEROSPACE -- 3.5%
     5,000    General Dynamics Corp........... $    382,000
     6,000    L-3 Communications Holdings Inc.      524,820
     5,000    Lockheed Martin Corp............      485,100
     9,000    Rockwell Collins Inc............      602,370
    90,000    Rolls-Royce Group plc+..........      875,346
 5,328,000    Rolls-Royce Group plc, Cl. B....       10,747
    10,000    United Technologies Corp........      650,000
                                               ------------
                                                  3,530,383
                                               ------------
              AUTOMOTIVE -- 0.9%
     7,000    Honda Motor Co. Ltd., ADR.......      244,090
     5,000    Toyota Motor Corp., ADR.........      640,800
                                               ------------
                                                    884,890
                                               ------------
              BROADCASTING -- 0.8%
     5,200    Nippon Television Network Corp..      857,400
                                               ------------
              BUILDING AND CONSTRUCTION -- 2.3%
     5,000    CRH plc, Dublin.................      213,735
    15,000    CRH plc, London.................      641,205
     8,000    Fomento de Construcciones y
                Contratas SA .................      822,346
     8,000    Technip SA......................      586,917
                                               ------------
                                                  2,264,203
                                               ------------
              BUSINESS SERVICES -- 1.2%
    16,000    Secom Co. Ltd...................      742,702
     8,000    SEI Investments Co..............      481,840
                                               ------------
                                                  1,224,542
                                               ------------
              CABLE AND SATELLITE -- 1.1%
    17,250    Comcast Corp., Cl. A+...........      447,638
    20,000    Rogers Communications Inc., Cl. B.    655,200
                                               ------------
                                                  1,102,838
                                               ------------
              CHEMICALS AND ALLIED PRODUCTS -- 0.9%
    10,000    E.I. du Pont de Nemours & Co....      494,300
    50,000    Tokai Carbon Co. Ltd............      411,575
                                               ------------
                                                    905,875
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 7.2%
    17,000    Adobe Systems Inc.+.............      708,900
    10,000    Apple Inc.+.....................      929,100
    28,000    Cisco Systems Inc.+.............      714,840
    18,000    eBay Inc.+......................      596,700
     5,200    Google Inc., Cl. A+.............    2,382,432
    25,000    Microsoft Corp..................      696,750
    40,000    Yahoo! Inc.+....................    1,251,600
                                               ------------
                                                  7,280,322
                                               ------------
              CONSUMER PRODUCTS -- 3.7%
     7,000    Christian Dior SA...............      850,933
    15,314    Compagnie Financiere
                Richemont SA, Cl. A ..........      856,344

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

       700    Nintendo Co. Ltd................ $    203,454
    12,500    Procter & Gamble Co.............      789,500
     4,000    Swatch Group AG.................    1,057,482
                                               ------------
                                                  3,757,713
                                               ------------
              DIVERSIFIED INDUSTRIAL -- 3.6%
    10,000    Bouygues SA.....................      772,786
    15,000    Emerson Electric Co.............      646,350
    42,000    General Electric Co.............    1,485,120
    12,000    ITT Corp........................      723,840
                                               ------------
                                                  3,628,096
                                               ------------
              ELECTRONICS -- 2.3%
     3,700    Fanuc Ltd.......................      344,442
    23,000    Intel Corp......................      439,990
     9,000    MEMC Electronic Materials Inc.+       545,220
    10,000    Microchip Technology Inc........      355,300
    20,000    Texas Instruments Inc...........      602,000
                                               ------------
                                                  2,286,952
                                               ------------
              ENERGY AND UTILITIES -- 8.4%
     7,000    Apache Corp.....................      494,900
     9,000    Canadian Natural Resources Ltd..      496,710
     5,672    Devon Energy Corp...............      392,616
     9,000    EnCana Corp.....................      455,670
    11,000    GlobalSantaFe Corp..............      678,480
     9,000    Hess Corp.......................      499,230
     6,900    Imperial Oil Ltd................      255,799
     9,500    National-Oilwell Varco Inc.+....      739,005
     9,000    Noble Corp......................      708,120
     9,000    Occidental Petroleum Corp.......      443,790
    10,000    Saipem SpA......................      291,214
     5,200    Sasol Ltd.......................      173,501
     2,000    Sasol Ltd., ADR.................       66,100
     9,000    Schlumberger Ltd................      621,900
    15,000    Statoil ASA, ADR................      406,200
     7,400    Suncor Energy Inc...............      564,990
     7,000    Transocean Inc.+................      571,900
    10,000    XTO Energy Inc..................      548,100
                                               ------------
                                                  8,408,225
                                               ------------
              ENTERTAINMENT -- 2.8%
    69,500    Publishing & Broadcasting Ltd...    1,116,216
    17,000    Time Warner Inc.................      335,240
    12,300    Viacom Inc., Cl. B+.............      505,653
    20,180    Vivendi.........................      820,042
                                               ------------
                                                  2,777,151
                                               ------------
              EQUIPMENT AND SUPPLIES -- 1.6%
     5,500    Canon Inc.......................      295,443
     4,000    Canon Inc., ADR.................      214,720
     3,900    Keyence Corp....................      880,015
    11,000    Nikon Corp......................      231,967
                                               ------------
                                                  1,622,145
                                               ------------

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

              COMMON STOCKS (CONTINUED)
              EXCHANGE TRADED FUNDS -- 4.7%
    19,500    iShares MSCI Emerging Markets
                Index Fund ................... $  2,271,750
    31,000    Vanguard Emerging Markets ETF...    2,444,970
                                               ------------
              TOTAL EXCHANGE TRADED FUNDS ....    4,716,720
                                               ------------
              FINANCIAL SERVICES -- 15.1%
     5,000    Affiliated Managers Group Inc.+.      541,750
     5,500    Allianz SE......................    1,129,330
    14,500    American Express Co.............      817,800
    50,000    Anglo Irish Bank Corp. plc......    1,068,676
    30,000    Australia & New Zealand
                Banking Group Ltd. ...........      720,909
    30,000    Aviva plc.......................      441,879
    29,039    Bank of Ireland, Ireland........      626,484
    10,000    Bank of Ireland, London.........      215,338
    50,000    Barclays plc....................      709,408
     1,533    China Life Insurance Co.
                Ltd., ADR ....................       65,750
     3,700    Julius Baer Holding Ltd. AG.....      504,843
     5,895    Merrill Lynch & Co. Inc.........      481,445
     9,000    Millea Holdings Inc., ADR.......      332,730
        40    Mitsubishi UFJ Financial
                Group Inc. ...................      451,460
     6,000    Morgan Stanley..................      472,560
    14,000    Nomura Holdings Inc.............      291,667
    22,000    Nomura Holdings Inc., ADR.......      456,060
     8,200    Royal Bank of Canada............      408,402
    42,700    Standard Chartered plc..........    1,230,155
     7,000    State Street Corp...............      453,250
    10,000    T. Rowe Price Group Inc.........      471,900
     5,000    The Goldman Sachs Group Inc.....    1,033,150
     6,250    Toronto-Dominion Bank...........      375,812
    11,000    UBS AG, New York................      653,730
     4,000    UBS AG, Switzerland.............      237,666
    44,500    Westpac Banking Corp............      948,732
                                               ------------
                                                 15,140,886
                                               ------------
              FOOD AND BEVERAGE -- 8.3%
    33,000    Ajinomoto Co. Inc...............      379,735
    60,000    Cadbury Schweppes plc...........      769,821
    16,996    Coca-Cola Hellenic
                Bottling Co. SA ..............      715,177
    90,000    Davide Campari-Milano SpA.......      886,066
    70,000    Diageo plc......................    1,418,127
     6,000    Groupe Danone...................      980,243
     3,000    Nestle SA.......................    1,168,374
     7,000    PepsiCo Inc.....................      444,920
     4,515    Pernod-Ricard SA................      915,678
    10,000    Starbucks Corp.+................      313,600
    35,000    Tesco plc.......................      305,975
                                               ------------
                                                  8,297,716
                                               ------------
              HEALTH CARE -- 10.1%
     4,000    Alcon Inc.......................      527,280
     5,700    Genentech Inc.+.................      468,084

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------
     4,900    Gilead Sciences Inc.+........... $    374,850
    20,000    GlaxoSmithKline plc.............      549,816
    23,500    Hisamitsu Pharmaceutical Co. Inc.     693,992
    15,000    Novartis AG.....................      860,388
    10,000    Novo Nordisk A/S, ADR...........      905,300

     4,300    Roche Holding AG................      760,811
    18,000    Schering-Plough Corp............      459,180
    10,000    St. Jude Medical Inc.+..........      376,100
     2,400    Straumann Holding AG............      688,310
     8,300    Stryker Corp....................      550,456
     4,800    Synthes Inc.....................      592,520
    10,000    Takeda Pharmaceutical Co. Ltd...      655,974
    12,000    UnitedHealth Group Inc..........      635,640
    11,000    Varian Medical Systems Inc.+....      524,590
     6,000    Zimmer Holdings Inc.+...........      512,460
                                               ------------
                                                 10,135,751
                                               ------------
              HOTELS AND GAMING -- 3.0%
     8,550    Greek Organization of
                Football Prognostics SA ......      328,025
    12,000    Hilton Hotels Corp..............      431,520
    37,000    InterContinental Hotels Group plc.    914,497
    71,803    Ladbrokes plc...................      568,721
     7,000    Marriott International Inc., Cl. A    342,720
     6,000    Starwood Hotels & Resorts
                Worldwide Inc. ...............      389,100
                                               ------------
                                                  2,974,583
                                               ------------
              METALS AND MINING -- 5.7%
     7,000    Allegheny Technologies Inc......      746,830
    15,000    Anglo American plc..............      790,188
    20,000    BHP Billiton plc................      445,913
    10,500    Commercial Metals Co............      329,175
    10,700    Companhia Vale do Rio Doce, ADR       395,793
     9,000    Lonmin plc......................      587,992
     5,228    Peabody Energy Corp.............      210,375
    16,000    Rio Tinto plc...................      913,710
    14,000    Titanium Metals Corp.+..........      502,320
    14,666    Xstrata plc.....................      753,834
                                               ------------
                                                  5,676,130
                                               ------------
              RETAIL -- 5.8%
    12,000    Coach Inc.+.....................      600,600
    12,150    Hennes & Mauritz AB, Cl. B......      699,476
     9,000    Kohl's Corp.+...................      689,490
    15,000    Next plc........................      663,852
     7,000    Nordstrom Inc...................      370,580
    24,000    Seven & I Holdings Co. Ltd......      731,161
     9,000    Tiffany & Co....................      409,320
    10,000    Walgreen Co.....................      458,900
     8,000    Whole Foods Market Inc..........      358,800
    39,100    Woolworths Ltd..................      860,179
                                               ------------
                                                  5,842,358
                                               ------------

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS -- 5.0%
    18,000    America Movil SAB de CV,
                Cl. L, ADR ................... $    860,220
    20,000    AT&T Inc........................      788,600
    12,000    China Mobile Ltd., ADR..........      538,200
    10,000    Harris Corp.....................      509,500
        85    KDDI Corp.......................      678,759
    30,000    NTT DoCoMo Inc., ADR............      552,900
    15,000    Verizon Communications Inc......      568,800
    20,000    Vodafone Group plc, ADR.........      537,200
                                               ------------
                                                  5,034,179
                                               ------------
              TRANSPORTATION -- 0.4%
    10,000    Expeditors International of
                Washington Inc. ..............      413,200
                                               ------------
              TOTAL COMMON STOCKS.............   98,762,258
                                               ------------

  PRINCIPAL                                        MARKET
   AMOUNT                                          VALUE
  ---------                                        ------

              U.S. GOVERNMENT OBLIGATIONS -- 1.6%
$1,620,000    U.S. Treasury Bills,
                5.030% to 5.210%++,
                04/05/07 to 06/28/07.......... $  1,609,837
                                               ------------
              TOTAL INVESTMENTS -- 100.0%
                (Cost $79,631,469)............ $100,372,095
                                               ============
----------------
              Aggregate book cost............. $ 79,631,469
                                               ============
              Gross unrealized appreciation... $ 21,864,385
              Gross unrealized depreciation...   (1,123,759)
                                               ------------
              Net unrealized appreciation
                (depreciation) ............... $ 20,740,626
                                               ============
----------------
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
 ADR  American Depository Receipt

                                           % OF
                                          MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION                 VALUE       VALUE
--------------------------                ------      ------
North America....................          48.4%  $ 48,614,667
Europe...........................          33.0     33,140,384
Japan............................          10.3     10,291,045
Asia/Pacific.....................           4.2      4,249,985
Latin America....................           3.8      3,836,413
South Africa.....................           0.3        239,601
                                          -----   ------------
                                          100.0%  $100,372,095
                                          =====   ============





               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================
1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. TAX INFORMATION. At December 31, 2006, the Fund had net capital loss carryforwards for Federal income tax purposes of $54,218,953, which are available to reduce future required distributions of net capital gains to shareholders. $12,969,766 is available through 2009; $39,969,419 is available through 2010; and $1,279,768 is available through 2011.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO and Westwood Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                                            TEAM MANAGED

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN___________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                         GAMCO Global Series Funds, Inc.
                          THE GAMCO GLOBAL GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                                John D. Gabelli
CHAIRMAN AND CHIEF                                   SENIOR VICE PRESIDENT
EXECUTIVE OFFICER                                    GABELLI & COMPANY, INC.
GAMCO INVESTORS, INC.

E. Val Cerutti                                       Werner J. Roeder,  MD
CHIEF EXECUTIVE OFFICER                              MEDICAL DIRECTOR
CERUTTI CONSULTANTS, INC.                            LAWRENCE HOSPITAL

Anthony J. Colavita                                  Anthonie C. van Ekris
ATTORNEY-AT-LAW                                      CHAIRMAN
ANTHONY J. COLAVITA, P.C.                            BALMAC INTERNATIONAL, INC.

Arthur V. Ferrara                                    Salvatore J. Zizza
FORMER CHAIRMAN AND                                  CHAIRMAN
CHIEF EXECUTIVE OFFICER                              ZIZZA & CO., LTD.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

                                    OFFICERS

Bruce N. Alpert                                      James E. McKee
PRESIDENT                                            SECRETARY

Agnes Mullady                                        Peter D. Goldstein
TREASURER                                            CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB442Q107SR



                                                                           GAMCO




                                                  THE
                                                  GAMCO
                                                  GLOBAL
                                                  GROWTH
                                                  FUND










                                                            FIRST QUARTER REPORT
                                                                  MARCH 31, 2007

                        THE GAMCO GLOBAL OPPORTUNITY FUND

                              FIRST QUARTER REPORT
                                 MARCH 31, 2007


TO OUR SHAREHOLDERS,

      During the first quarter of 2007, The GAMCO Global Opportunity Fund (the "Fund") was up 4.28%, while the Morgan Stanley Capital International ("MSCI") All Country ("AC") World Index and the Lipper Global Multi-Cap Core Fund Average rose 2.58% and 2.58%, respectively.

      Enclosed is the investment portfolio as of March 31, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                    AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2007 (A)
                    -------------------------------------------------

                                                                                                             Since
                                                                                                           Inception
                                                       Quarter      1 Year       3 Year       5 Year       (5/11/98)
--------------------------------------------------------------------------------------------------------------------
  GAMCO GLOBAL OPPORTUNITY FUND CLASS AAA............   4.28%       10.42%       15.26%        12.98%        9.90%
  MSCI AC World Index................................   2.58        16.42        15.97         11.64         6.19
  Lipper Global Multi-Cap Core Fund Average..........   2.58        13.50        13.78         11.03         6.54
  Class A............................................   4.29        10.42        15.28         13.01         9.90
                                                       (1.70)(b)     4.07(b)     13.03(b)      11.68(b)      9.17(b)
  Class B............................................   4.09         9.63        14.39         12.17         9.32
                                                       (0.91)(c)     4.63(c)     13.62(c)      11.92(c)      9.32(c)
  Class C............................................   4.07         9.59        14.77         12.79         9.83
                                                        3.07(d)      8.59(d)     14.77         12.79         9.83

THE CURRENT EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 1.95%, 1.95%, 2.70%, AND 2.70%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS. THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON MARCH 12, 2000, AUGUST 16, 2000, AND NOVEMBER 23, 2001, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER FOR THE PERIODS STARTING PRIOR TO AUGUST 16, 2000 AND NOVEMBER 23, 2001, RESPECTIVELY, DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REIMBURSED CERTAIN EXPENSES OF THE FUND. THE MSCI AC WORLD FREE INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, FIVE YEAR, AND SINCE INCEPTION PERIODS OF 5%, 5%, 3%, 2%, AND 0%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GAMCO GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

              COMMON STOCKS -- 100.0%
              AEROSPACE -- 3.6%
     3,000    L-3 Communications Holdings Inc.. $   262,410
     5,500    Lockheed Martin Corp.............     533,610
                                                -----------
                                                    796,020
                                                -----------
              AGRICULTURE -- 2.0%
    30,000    Agricore United..................     428,757
                                                -----------
              AVIATION: PARTS AND SERVICES -- 3.1%
     6,400    Precision Castparts Corp.........     665,920
                                                -----------
              BROADCASTING -- 2.1%
    20,000    Mediaset SpA.....................     217,609
     4,000    Modern Times Group  MTG AB, Cl. B+    234,004
                                                -----------
                                                    451,613
                                                -----------
              BUILDING AND CONSTRUCTION -- 3.4%
     4,125    CRH plc, Dublin..................     176,332
    13,000    CRH plc, London..................     555,711
                                                -----------
                                                    732,043
                                                -----------
              CABLE AND SATELLITE -- 1.0%
     7,000    Cablevision Systems Corp., Cl. A+     213,010
                                                -----------
              COMPUTER SOFTWARE AND SERVICES -- 4.3%
       700    Google Inc., Cl. A+..............     320,712
    11,500    Microsoft Corp...................     320,505
     5,000    Square Enix Co. Ltd..............     128,988
     5,000    Yahoo! Inc.+.....................     156,450
                                                -----------
                                                    926,655
                                                -----------
              CONSUMER PRODUCTS -- 12.0%
     5,000    Altadis SA.......................     321,070
    10,000    Assa Abloy AB, Cl. B.............     229,851
     4,000    Christian Dior SA................     486,248
    11,000    Compagnie Financiere
                Richemont SA, Cl. A ...........     615,109
     8,500    Escada AG+.......................     405,021
     1,500    Fortune Brands Inc...............     118,230
     4,000    Procter & Gamble Co..............     252,640
     3,200    UST Inc..........................     185,536
                                                -----------
                                                  2,613,705
                                                -----------
              DIVERSIFIED INDUSTRIAL -- 4.0%
     7,000    Bouygues SA......................     540,950
     9,500    General Electric Co..............     335,920
                                                -----------
                                                    876,870
                                                -----------
              ENERGY AND UTILITIES -- 12.5%
     7,000    Connecticut Water Service Inc....     168,350
     6,600    Imperial Oil Ltd.................     244,677
    30,000    Kanto Natural Gas Development
                Co. Ltd. ......................     204,430
     8,000    Mueller Water Products Inc., Cl. A    110,480

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

     3,500    Petroleo Brasileiro SA, ADR...... $   348,285
    10,000    Saipem SpA.......................     291,214
     7,200    Schlumberger Ltd.................     497,520
     3,000    Suncor Energy Inc................     229,050
    35,000    Tokai Carbon Co. Ltd.............     288,103
     4,000    Transocean Inc.+.................     326,800
                                                -----------
                                                  2,708,909
                                                -----------
              ENTERTAINMENT -- 1.9%
    20,000    Publishing & Broadcasting Ltd....     321,213
     5,000    Time Warner Inc..................      98,600
                                                -----------
                                                    419,813
                                                -----------
              FINANCIAL SERVICES -- 9.6%
     4,500    American Express Co..............     253,800
    15,000    Bank of Ireland..................     323,007
     4,875    Julius Baer Holding Ltd. AG......     665,165
     1,600    Legg Mason Inc...................     150,736
    20,000    The Shizuoka Bank Ltd............     213,001
     8,000    UBS AG...........................     475,440
                                                -----------
                                                  2,081,149
                                                -----------
              FOOD AND BEVERAGE -- 6.8%
    19,000    Cadbury Schweppes plc............     243,777
     6,000    Cermaq ASA.......................     112,531
     5,000    General Mills Inc................     291,100
   175,000    Marine Harvest+..................     205,567
     5,000    PepsiCo Inc......................     317,800
     1,500    Pernod-Ricard SA.................     304,212
                                                -----------
                                                  1,474,987
                                                -----------
              HEALTH CARE -- 12.8%
     6,000    Cochlear Ltd.....................     314,190
     4,208    GlaxoSmithKline plc..............     115,681
     6,000    Novartis AG......................     344,155
     3,500    Roche Holding AG.................     619,265
     5,000    St. Jude Medical Inc.+...........     188,050
     1,200    Straumann Holding AG.............     344,155
     2,500    Synthes Inc......................     308,604
     4,200    Takeda Pharmaceutical Co. Ltd....     275,509
     3,000    William Demant Holding A/S+......     266,237
                                                -----------
                                                  2,775,846
                                                -----------
              HOTELS AND GAMING -- 2.6%
     5,000    Greek Organization of Football
                Prognostics SA ................     191,827
    10,000    InterContinental Hotels Group plc.    247,161
    15,000    Ladbrokes plc....................     118,809
                                                -----------
                                                    557,797
                                                -----------
              MACHINERY -- 0.8%
     4,500    CNH Global NV....................     167,805
                                                -----------

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

              COMMON STOCKS (CONTINUED)
              METALS AND MINING -- 10.0%
    17,726    Andsberg Ltd.+ (a)............... $    15,742
    73,630    Antofagasta plc..................     750,181
    43,000    Gold Fields Ltd., ADR............     794,640
    10,000    Harmony Gold Mining Co. Ltd.+....     139,568
    24,000    Harmony Gold Mining Co. Ltd., ADR+    333,600
     3,500    Peabody Energy Corp..............     140,840
                                                -----------
                                                  2,174,571
                                                -----------
              PUBLISHING -- 0.8%
    40,000    Independent News & Media plc.....     181,675
                                                -----------
              RETAIL -- 1.8%
     9,000    Matsumotokiyoshi Co. Ltd.........     206,212
     6,300    Seven & I Holdings Co. Ltd.......     191,930
                                                -----------
                                                    398,142
                                                -----------
              TELECOMMUNICATIONS -- 3.4%
     3,000    Alltel Corp......................     186,000
    15,675    Sprint Nextel Corp...............     297,198
     2,300    Telephone & Data Systems Inc.....     137,126
     2,300    Telephone & Data Systems Inc.,
                Special .......................     128,570
                                                -----------
                                                    748,894
                                                -----------
              WIRELESS COMMUNICATIONS -- 1.5%
     4,500    United States Cellular Corp.+....     330,525
                                                -----------
              TOTAL COMMON STOCKS..............  21,724,706
                                                -----------

   PRINCIPAL                                        MARKET
    AMOUNT                                          VALUE
   ---------                                        ------
              CORPORATE BONDS -- 0.0%
              TELECOMMUNICATIONS -- 0.0%
  $200,000    Williams Communications Group
                Inc., Escrow,
                10.875%, 10/01/09+ (a)(b)...... $         0
                                                -----------
              TOTAL INVESTMENTS -- 100.0%
                (Cost $13,046,452)............. $21,724,706
                                                ===========
----------------
              Aggregate book cost.............. $13,046,452
                                                ===========
              Gross unrealized appreciation.... $ 8,829,576
              Gross unrealized depreciation....    (151,322)
                                                -----------
              Net unrealized appreciation
               (depreciation) ................. $ 8,678,254
                                                ===========
----------------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2007, the market value of the fair valued securities amounted to $15,742 or 0.07% of total investments.
(b) Security is in default.
+   Non-income producing security.
ADR American Depository Receipt

                                        % OF
                                        MARKET     MARKET
GEOGRAPHIC DIVERSIFICATION              VALUE      VALUE
--------------------------              -----      -----
Europe...........................       44.2%   $ 9,597,706
North America....................       34.7      7,543,011
Japan............................        7.0      1,508,172
South Africa.....................        5.8      1,267,809
Latin America....................        5.4      1,172,605
Asia/Pacific.....................        2.9        635,403
                                       -----    -----------
                                       100.0%   $21,724,706
                                       =====    ===========

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL OPPORTUNITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================
1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. TAX INFORMATION. At December 31, 2006, the Fund had net capital loss carryforwards for Federal income tax purposes of $6,001,443, which are available to reduce future required distributions of net capital gains to shareholders. $1,119,397 of the loss carryforward is available through 2009; $1,904,804 is available through 2010; $1,776,091 is available through 2011; and $1,201,151 is available through 2012.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO and Westwood Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                                            TEAM MANAGED

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN___________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                         GAMCO Global Series Funds, Inc.
                        THE GAMCO GLOBAL OPPORTUNITY FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                              John D. Gabelli
CHAIRMAN AND CHIEF                                 SENIOR VICE PRESIDENT
EXECUTIVE OFFICER                                  GABELLI & COMPANY, INC.
GAMCO INVESTORS, INC.

E. Val Cerutti                                     Werner J. Roeder, MD
CHIEF EXECUTIVE OFFICER                            MEDICAL DIRECTOR
CERUTTI CONSULTANTS, INC.                          LAWRENCE HOSPITAL

Anthony J. Colavita                                Anthonie C. van Ekris
ATTORNEY-AT-LAW                                    CHAIRMAN
ANTHONY J. COLAVITA, P.C.                          BALMAC INTERNATIONAL, INC.

Arthur V. Ferrara                                  Salvatore J. Zizza
FORMER CHAIRMAN AND                                CHAIRMAN
CHIEF EXECUTIVE OFFICER                            ZIZZA & CO., LTD.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

                                              OFFICERS

Bruce N. Alpert                                    James E. McKee
PRESIDENT                                          SECRETARY

Agnes Mullady                                      Peter D. Goldstein
TREASURER                                          CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB403Q107SR



                                                                           GAMCO




                                             THE
                                             GAMCO
                                             GLOBAL
                                             OPPORTUNITY
                                             FUND




                                                           FIRST QUARTER REPORT
                                                                  MARCH 31, 2007

                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

                              FIRST QUARTER REPORT
                                 MARCH 31, 2007










TO OUR SHAREHOLDERS,

      During the first quarter of 2007, The GAMCO Global Telecommunications Fund (the "Fund") was up 4.67%, while the Morgan Stanley Capital International All Country ("MSCI AC") World Telecommunication Services Index rose 4.00% and the MSCI AC World Free Index gained 2.58%.

      Enclosed is the investment portfolio as of March 31, 2007.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2007 (A)
                -------------------------------------------------

                                                                                                               Since
                                                                                                             Inception
                                                     Quarter     1 Year     3 Year      5 Year    10 Year    (11/1/93)
----------------------------------------------------------------------------------------------------------------------
  GAMCO GLOBAL TELECOMMUNICATIONS FUND
    CLASS AAA.......................................   4.67%     28.20%     17.68%     14.57%     12.73%     11.23%
  MSCI AC World Telecommunication Services Index....   4.00      32.00       N/A        N/A         N/A        N/A
  MSCI AC World Free Index..........................   2.58      16.42      15.97      11.64       8.37       9.06
  Class A...........................................   4.68      28.26      17.69      14.58      12.73      11.23
                                                      (1.34)(b)  20.88(b)   15.39(b)   13.23(b)   12.06(b)   10.74(b)
  Class B...........................................   4.47      27.25      16.82      13.70      12.17      10.82
                                                      (0.53)(c)  22.25(c)   16.09(c)   13.46(c)   12.17(c)   10.82(c)
  Class C...........................................   4.46      27.23      16.81      13.70      12.16      10.81
                                                       3.46(d)   26.23(d)   16.81      13.70      12.16      10.81

THE CURRENT EXPENSE RATIO FOR CLASS AAA, A, B, AND C SHARES IS 1.56%, 1.56%, 2.31%, AND 2.31%, RESPECTIVELY. CLASS AAA SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.
(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON MARCH 12, 2000, MARCH 13, 2000, AND JUNE 2, 2000, RESPECTIVELY. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. INVESTING IN FOREIGN SECURITIES INVOLVES RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS. THE MSCI AC WORLD TELECOMMUNICATION SERVICES INDEX AND THE MSCI AC
    WORLD FREE INDEX ARE UNMANAGED INDICATORS OF GLOBAL STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, FIVE YEAR, TEN YEAR, AND SINCE INCEPTION PERIODS OF 5%, 5%, 3%, 2%, 0%, AND 0%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

              COMMON STOCKS -- 91.9%
              DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 42.0%
              ASIA/PACIFIC -- 3.7%
    10,000    Asia Satellite Telecommunications
                Holdings Ltd., ADR............ $    227,900
   170,000    First Pacific Co. Ltd...........      104,000
    20,000    First Pacific Co. Ltd., ADR.....       61,170
        10    Korea Thrunet Co. Ltd.+ (c).....            0
    10,000    KT Corp., ADR...................      223,900
     2,000    Pakistan Telecommunications
                Co. Ltd., GDR (a).............      156,062
   100,000    PCCW Ltd........................       60,024
    72,000    Philippine Long Distance
                Telephone Co., ADR ...........    3,801,600
    18,360    PT Telekomunikasi Indonesia, ADR      792,050
   874,000    Singapore Telecommunications Ltd.   1,889,543
    25,000    Telecom Corp. of New Zealand
                Ltd., ADR ...................       680,000
   350,000    Telekom Malaysia Berhad........     1,012,292
     2,400    Telstra Corp. Ltd., ADR........        45,336
     8,075    Thai Telephone & Telecom,
                GDR+ (a)(b) .................           646
 1,000,000    True Corp. Public Co. Ltd.+....       161,383
                                               ------------
                                                  9,215,906
                                               ------------
              EUROPE -- 19.2%
    39,000    BT Group plc, ADR...............    2,340,390
   300,000    Cable & Wireless plc............      983,529
     8,960    Colt Telecom Group SA+..........       31,385
   260,000    Deutsche Telekom AG, ADR........    4,297,800
   178,000    Elisa Oyj, Cl. A................    5,157,456
    38,000    France Telecom SA, ADR..........    1,003,200
    17,500    Golden Telecom Inc..............      969,150
     5,507    Hellenic Telecommunications
                Organization SA+..............      150,661
    36,000    Hellenic Telecommunications
                Organization SA, ADR+.........      495,000
    18,000    Hungarian Telephone &
                Cable Corp.+ .................      382,140
       500    Magyar Telekom Telecommunications
                plc, ADR .....................       12,760
     8,000    Maroc Telecom...................      129,737
    15,000    Metromedia International
                Group Inc.+ ..................       22,650
    65,000    Neuf Cegetel+...................    2,432,106
    20,000    Portugal Telecom SGPS SA........      267,970
    68,000    Portugal Telecom SGPS SA, ADR...      913,920
    10,000    Rostelecom, ADR.................      518,900
    57,000    Royal KPN N.V., ADR.............      890,910
    85,000    Sistema JSFC, GDR (a)...........    2,414,000
    98,000    Swisscom AG, ADR................    3,542,700
 2,120,000    Telecom Italia SpA..............    6,046,300
    27,000    Telecom Italia SpA, ADR.........      773,820
   100,000    Telefonica SA, ADR..............    6,640,000
     6,361    Telefonica SA, BDR..............      138,934

     SHARES/                                        MARKET
      UNITS                                         VALUE
     ------                                         ------

    46,604    Telekom Austria AG.............. $  1,164,804
   650,000    TeliaSonera AB..................    5,608,424
                                                 ----------
                                                 47,328,646
                                                 ----------
              JAPAN -- 0.7%
       237    Nippon Telegraph &
                Telephone Corp. ..............    1,252,979
    22,000    Nippon Telegraph &
                Telephone Corp., ADR .........      581,020
                                               ------------
                                                  1,833,999
                                               ------------
              LATIN AMERICA -- 4.9%
    33,250    Atlantic Tele-Network Inc.......      868,823
    12,000    Brasil Telecom Participacoes
                SA, ADR ......................      541,080
       952    Brasil Telecom SA...............           13
    44,448    Brasil Telecom SA, Preference...          232
17,415,054    Cable & Wireless Jamaica Ltd.+..      254,572
     2,000    Compania Anonima Nacional Telefonos
                de Venezuela, ADR.............       34,780
   148,000    Compania de Telecomunicaciones
                de Chile SA, ADR..............    1,379,360
    25,693    Tele Norte Leste Participacoes
                SA, ADR ......................      355,591
   208,000    Telecom Argentina SA, Cl. B, ADR+   4,438,720
    57,000    Telefonica de Argentina SA, ADR     1,077,300
    90,000    Telefonos de Mexico SAB
                de CV, Cl. L, ADR ............    3,006,000
     3,355    Telemar Norte Leste SA,
                Preference, Cl. A ............       68,882
                                               ------------
                                                 12,025,353
                                               ------------
              NORTH AMERICA -- 13.5%
   165,000    AT&T Inc........................    6,505,950
   115,000    BCE Inc.........................    3,252,200
    47,836    Bell Aliant Regional
                Communications Income Fund....    1,223,557
    39,371    Bell Aliant Regional
                Communications Income
                Fund+ (a)(b)(c)...............    1,007,110
    13,000    CenturyTel Inc..................      587,470
   300,000    Cincinnati Bell Inc.+...........    1,410,000
    65,000    Citizens Communications Co......      971,750
     6,000    Covad Communications Group Inc.+        7,620
    67,060    D&E Communications Inc..........      893,239
    10,000    E.Spire Communications Inc.+....            3
     3,230    EarthLink Inc.+.................       23,740
    21,000    Embarq Corp.....................    1,183,350
    46,000    FairPoint Communications, Inc...      883,660
    80,000    General Communication Inc.,
                Cl. A+ .......................    1,120,000
    10,000    Manitoba Telecom Services Inc...      403,638
    22,422    McLeodUSA Inc., Cl. A+..........          110
   130,000    McLeodUSA Inc., Cl. A, Escrow+ (c)          0
    20,000    NorthPoint Communications
                Group Inc.+ ..................           18
   120,000    Price Communications Corp.......    2,400,000
   320,000    Qwest Communications
                International Inc.+ .........     2,876,800
    11,000    Shenandoah Telecommunications Co.     517,990
    45,000    TELUS Corp......................    2,295,799

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

              COMMON STOCKS (CONTINUED)
              DIVERSIFIED TELECOMMUNICATIONS SERVICES (CONTINUED)
              NORTH AMERICA (CONTINUED)
    33,057    TELUS Corp., Non-Voting......... $  1,649,844
     1,943    TELUS Corp., Non-Voting, ADR....       97,045
     6,000    Time Warner Telecom Inc., Cl. A+      124,620
    85,000    Verizon Communications Inc......    3,223,200
    43,000    Windstream Corp.................      631,670
                                               ------------
                                                 33,290,383
                                               ------------
              TOTAL DIVERSIFIED
               TELECOMMUNICATIONS SERVICES ...  103,694,287
                                               ------------

              WIRELESS TELECOMMUNICATIONS SERVICES -- 33.0%
              ASIA/PACIFIC -- 2.8%
    80,000    China Mobile Ltd., ADR..........    3,588,000
    75,000    China Unicom Ltd., ADR..........    1,061,250
       666    Hutchison Telecommunications
                International Ltd.+...........        1,350
     8,000    PT Indosat Tbk, ADR.............      270,560
    90,000    SK Telecom Co. Ltd., ADR........    2,107,800
                                               ------------
                                                  7,028,960
                                               ------------
              EUROPE -- 6.3%
    57,000    Bouygues SA.....................    4,404,881
     8,500    Millicom International
                Cellular SA+ .................      666,060
       800    Mobile TeleSystems OJSC, ADR....       44,768
    58,000    Vimpel-Communications, ADR+.....    5,500,720
   100,000    Vivendi.........................    4,063,640
    35,075    Vodafone Group plc, ADR.........      942,115
                                               ------------
                                                 15,622,184
                                               ------------
              JAPAN -- 3.3%
       600    KDDI Corp.......................    4,791,242
     1,800    NTT DoCoMo Inc..................    3,329,939
                                               ------------
                                                  8,121,181
                                               ------------
              LATIN AMERICA -- 4.4%
   216,000    America Movil SAB de CV,
                Cl. L, ADR ...................   10,322,640
    17,500    Grupo Iusacell SA de CV+........      280,615
       460    Tele Norte Celular Participacoes
                SA, ADR+ .....................        4,324
     1,150    Telemig Celular Participacoes
                SA, ADR ......................       43,091
     4,430    Tim Participacoes SA, ADR.......      143,886
     3,020    Vivo Participacoes SA+..........       23,013
    23,976    Vivo Participacoes SA, ADR......       84,156
    13,024    Vivo Participacoes SA, Preference      45,261
                                               ------------
                                                 10,946,986
                                               ------------
              NORTH AMERICA -- 16.2%
    67,000    Alltel Corp.....................    4,154,000
    35,000    Centennial Communications Corp.+      288,050
     7,000    Clearwire Corp., Cl. A+.........      143,290
    40,000    Dobson Communications Corp.,
                Cl. A+ .......................      343,600
    44,000    Nextwave Wireless Inc.+.........      440,000
   300,000    Rogers Communications Inc., Cl. B   9,828,000

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------
    42,800    Rural Cellular Corp., Cl. A+.... $    511,888
   440,000    Sprint Nextel Corp..............    8,342,400
     6,000    SunCom Wireless Holdings Inc.,
                Cl. A+ .......................       10,080
    68,000    Telephone & Data Systems Inc....    4,054,160
    62,000    Telephone & Data Systems Inc.,
                Special ......................    3,465,800
   111,000    United States Cellular Corp.+...    8,152,950
                                               ------------
                                                 39,734,218
                                               ------------
              TOTAL WIRELESS
                TELECOMMUNICATIONS SERVICES...   81,453,529
                                               ------------
              OTHER -- 16.9%
              ASIA/PACIFIC -- 0.3%
    38,000    ABC Communications Holdings Ltd.        2,359
    19,065    Austar United
                Communications Ltd.+ .........       24,064
   100,000    Champion Technology Holdings Ltd.      19,965
    70,000    CP Pokphand Co. Ltd., ADR+......       54,642
    10,000    EasyCall International Ltd.+....        5,016
    26,000    Himachal Futuristic Communications
                Ltd., GDR+ (a)(c).............       51,810
    50,000    Hutchison Whampoa Ltd...........      480,898
   300,000    Time Engineering Berhad+........       71,584
                                               ------------
                                                    710,338
                                               ------------
              EUROPE -- 2.1%
    18,000    Alcatel-Lucent, ADR.............      212,760
     1,500    British Sky Broadcasting
                Group plc, ADR ...............       67,200
     3,600    Carlisle Group Ltd.+............        7,651
     3,000    E.ON AG.........................      407,887
    98,000    GN Store Nord A/S+..............    1,388,015
    59,500    Group 4 Securicor plc...........      235,344
     3,200    L. M. Ericsson Telephone Co.,
                Cl. B, ADR ...................      118,688
    28,000    Nokia Corp., ADR................      641,760
    15,428    Seat Pagine Gialle SpA..........        9,511
       750    Siemens AG, ADR.................       80,400
     5,852    Telecom Italia Media SpA........        2,541
    25,000    Telegraaf Media Groep NV........      858,280
     8,000    ThyssenKrupp AG.................      395,837
    15,000    TNT NV, ADR.....................      690,750
     1,000    Via Net.Works Inc.+.............            5
                                               ------------
                                                  5,116,629
                                               ------------
              JAPAN -- 0.2%
    75,000    The Furukawa Electric Co. Ltd...      458,249
                                               ------------
              LATIN AMERICA -- 0.0%
     9,000    BB Holdings Ltd.+...............       35,775
     1,400    Claxson Interactive Group Inc.+        15,050
    25,693    Contax Participacoes SA, ADR....       24,236
       562    OneSource Services Inc.+........        7,106
                                               ------------
                                                     82,167
                                               ------------
              NORTH AMERICA -- 14.3%
    80,000    Adelphia Communications Corp.,
                Cl. A+ .......................        1,600
    80,000    Adelphia Communications Corp.,
                Cl. A CVV+ ...................            0
    80,000    Adelphia Communications Corp.,
                Cl. A Escrow+ ................            0

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
================================================================================

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------
              COMMON STOCKS (CONTINUED)
              OTHER (CONTINUED)
              NORTH AMERICA (CONTINUED)
    10,000    Agere Systems Inc.+............. $    226,200
     2,000    America Online Latin
                America Inc., Cl. A+ (c) .....            4
     1,000    Amphenol Corp., Cl. A...........       64,570
     3,000    Andrew Corp.+...................       31,770
       500    Avaya Inc.+.....................        5,905
    90,000    Cablevision Systems Corp., Cl. A+   2,738,700
    40,000    California Micro Devices Corp.+       187,200
    23,566    CanWest Global Communications
                Corp.+ .......................      225,055
    35,434    CanWest Global Communications
                Corp., Cl. A+ ................      339,454
    20,000    Charter Communications Inc.,
                Cl. A+ .......................       55,800
    10,000    Cogeco Inc......................      326,981
    30,000    Comcast Corp., Cl. A, Special+..      764,100
    25,000    Communications Systems Inc......      259,500
     4,000    Convergys Corp.+................      101,640
    44,000    Discovery Holding Co., Cl. A+...      841,720
    90,000    EchoStar Communications Corp.,
                Cl. A+ .......................    3,908,700
     8,000    Fisher Communications Inc.+.....      388,800
   395,000    Gemstar-TV Guide
                International Inc.+ ..........    1,655,050
     1,000    Geoworks Corp.+.................           30
     1,000    Google Inc., Cl. A+.............      458,160
    18,000    Hyperion Solutions Corp.+.......      932,940
     4,250    Idearc Inc......................      149,175
    45,000    IDT Corp........................      507,600
    40,000    IDT Corp., Cl. B................      454,000
    35,000    ION Media Networks Inc.+........       46,550
     2,000    JDS Uniphase Corp.+.............       30,460
     1,000    L-3 Communications Holdings Inc.       87,470
    60,732    Liberty Global Inc., Cl. A+.....    1,999,905
    50,000    Liberty Global Inc., Cl. C+.....    1,532,000
    24,000    Liberty Media Corp. - Capital,
                Cl. A+ .......................    2,654,160
    85,000    Liberty Media Corp. - Interactive,
                Cl. A+ .......................    2,024,700
     1,000    Lockheed Martin Corp............       97,020
    20,000    Mediacom Communications Corp.,
                Cl. A+ .......................      162,800
    55,000    Motorola Inc....................      971,850
    25,000    News Corp., Cl. A...............      578,000
     2,000    News Corp., Cl. B...............       48,940
    55,000    Nortel Networks Corp.+..........    1,322,750
     2,524    Orbital Sciences Corp.+.........       47,300
     4,000    R. H. Donnelley Corp.+..........      283,560
    10,000    SCANA Corp......................      431,700
     5,000    SJW Corp........................      202,400
   100,000    The DIRECTV Group Inc.+.........    2,307,000
   189,000    Time Warner Inc.................    3,727,080
     2,000    TiVo Inc.+......................       12,700
     1,000    Vishay Intertechnology Inc.+....       13,980
        47    Xanadoo Co.+....................       11,633
    64,000    Yahoo! Inc.+....................    2,002,560
                                               ------------
                                                 35,221,172
                                               ------------
              TOTAL OTHER.....................   41,588,555
                                               ------------
              TOTAL COMMON STOCKS.............  226,736,371
                                               ------------

                                                    MARKET
     SHARES                                         VALUE
     ------                                         ------

              RIGHTS -- 0.0%
              DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 0.0%
              ASIA/PACIFIC -- 0.0%
   315,789    True Corp. plc,
                expire 04/03/08+ (c) ......... $      4,080
                                               ------------
              WARRANTS -- 0.0%
              OTHER -- 0.0%
              ASIA/PACIFIC -- 0.0%
    22,741    Champion Technology Holdings Ltd.,
                expire 03/08/08+..............          902
                                               ------------
              EUROPE -- 0.0%
     1,473    Alcatel-Lucent, expire 12/10/07+          140
                                               ------------
              TOTAL WARRANTS..................        1,042
                                               ------------
  PRINCIPAL
   AMOUNT
  --------
              U.S. GOVERNMENT OBLIGATIONS -- 8.1%
$20,003,000   U.S. Treasury Bills,
                5.030% to 5.183%++,
                04/12/07 to 09/06/07..........   19,896,734
                                               ------------
                TOTAL INVESTMENTS -- 100.0%
                (Cost $149,720,906)........... $246,638,227
                                               ============
----------------
              Aggregate book cost............. $149,720,906
                                               ============
              Gross unrealized appreciation... $103,429,046
              Gross unrealized depreciation...   (6,511,725)
                                               ------------
              Net unrealized appreciation
                (depreciation) ............... $ 96,917,321
                                               ============
----------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the market value of Rule 144A securities amounted to $3,629,628 or 1.47% of total investments. Except as noted in (b), these securities are liquid.
(b) At March 31, 2007, the Fund held an investment in a restricted and illiquid security amounting to $1,007,756 or 0.41% of total investments, which was valued under methods approved by the Board, as follows:
                                                                  03/31/07
                                                                  CARRYING
ACQUISITION                        ACQUISITION   ACQUISITION        VALUE
  SHARES     ISSUER                    DATE         COST          PER UNIT
  --------   ------                 ----------   ----------       --------
 39,371    Bell Aliant Regional
             Communications
             Income Fund.........    12/29/06     $726,607        $25.5800
  8,075    Thai Telephone &
             Telecom, GDR .......    03/31/94      100,542          0.0800

(c) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2007, the market value of fair valued securities amounted to $1,063,004 or 0.43% of total investments.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt
BDR  Brazilian Depository Receipt
CVV  Contingent Value Vehicle
GDR  Global Depository Receipt

               See accompanying notes to schedule of investments.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================
1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. TAX INFORMATION. At December 31, 2006, the Fund had net capital loss carryforwards for Federal income tax purposes of $38,567,402, which are available to reduce future required distributions of net capital gains to shareholders. $23,342,608 of the loss carryforward is available through 2010; $11,910,139 is available through 2011; and $3,314,655 is available through 2012.

3. GEOGRAPHIC DIVERSIFICATION.
                                         % OF
                                        MARKET        MARKET
                                         VALUE         VALUE
                                         -----         -----
North America....................        52.1%     $128,142,647
Europe...........................        27.6        68,067,459
Latin America....................         9.3        23,054,506
Asia/Pacific.....................         6.8        16,960,187
Japan............................         4.2        10,413,428
                                        -----      ------------
                                        100.0%     $246,638,227
                                        =====      ============

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO and Westwood Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                                            TEAM MANAGED

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN___________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                         GAMCO Global Series Funds, Inc.
                    THE GAMCO GLOBAL TELECOMMUNICATIONS FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                  Net Asset Value per share available daily by
                       calling 800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                               John D. Gabelli
CHAIRMAN AND CHIEF                                  SENIOR VICE PRESIDENT
EXECUTIVE OFFICER                                   GABELLI & COMPANY, INC.
GAMCO INVESTORS, INC.

E. Val Cerutti                                      Werner J. Roeder,  MD
CHIEF EXECUTIVE  OFFICER                            MEDICAL  DIRECTOR
CERUTTI CONSULTANTS, INC.                           LAWRENCE HOSPITAL

Anthony J. Colavita                                 Anthonie C. van Ekris
ATTORNEY-AT-LAW                                     CHAIRMAN
ANTHONY J. COLAVITA, P.C.                           BALMAC INTERNATIONAL, INC.

Arthur V. Ferrara                                   Salvatore J. Zizza
FORMER CHAIRMAN AND                                 CHAIRMAN
CHIEF EXECUTIVE OFFICER                             ZIZZA & CO., LTD.
GUARDIAN LIFE INSURANCE
COMPANY OF AMERICA

                                    OFFICERS

Bruce N. Alpert                                     James E. McKee
PRESIDENT                                           SECRETARY

Agnes Mullady                                       Peter D. Goldstein
TREASURER                                           CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
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GAB401Q107SR



                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH



                                       THE
                                       GAMCO
                                       GLOBAL
                                       TELECOMMUNICATIONS
                                       FUND










                                                            FIRST QUARTER REPORT
                                                                  MARCH 31, 2007

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO Global Series Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
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By (Signature and Title)* /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady, Principal Financial Officer & Treasurer


Date     May 22, 2007
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.